Stockholders' Equity (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended	185 Months Ended	194 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012
Common shares issued:
Deemed dividends recorded	$ 3,515	$ 3,515	$ 3,515
Preferred stock
Conversion of Convertible Preferred Stock
Preferred shares exchanged (in shares)	833,671	1,776,858	1,776,858
Common shares issued:
Deemed dividends recorded	$ 3,500
Common stock
Common shares issued:
At stated convertible option (in shares)	50,679
Incremental shares issued under the exchange transaction (in shares)	185,835
Total common shares issued (in shares)	236,514